Label	Element	Value
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 23, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective August 31, 2013, the RAFI® Bonds US High Yield 1-10 Index and the RAFI® Bonds US Investment Grade 1-10 Index (each, an "Underlying Index"), the respective underlying index for the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio are changing their methodologies. The name of each Underlying Index and the manner by which each is constructed (except as noted below) will not change. Therefore, on that date, the Prospectus is revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•  On page 40, the second and third sentences of the first paragraph in the section titled "PowerShares Fundamental Investment Grade Corporate Bond Portfolio—Summary Information—Principal Investment Strategies" are deleted and replaced with the following:

The Underlying Index is comprised of U.S. dollar-denominated bonds that are registered with the SEC or that are Rule 144A securities that provide for registration rights (issued after July 31, 2013) and whose issuers are public companies listed on a major U.S. stock exchange. Only investible, non-convertible, non-exchangeable, non-zero, fixed coupon investment grade corporate bonds qualify for inclusion in the Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-7 082313